JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, MA 02210

July 20, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”),
on behalf of its series Lifestyle Growth PS Series, Mid Cap
Index Trust, and Emerging Markets Value Trust (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust, we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares of the Funds in connection with the reorganizations of Core Strategy Trust, Value Trust, and American New World Trust, each a series of the Trust, by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on August 19, 2017 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing. If you have any questions or comments concerning the foregoing, please call the undersigned at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru

Harsha Pulluru

Assistant Secretary of the Trust